Contracts in Progress (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Schedule Of Contracts In Progress [Table Text Block]

Contracts in Progress:

	December 31
	2015	2014
Revenue earned on uncompleted contracts	$390,847	$332,988
Less billings to date	(396,374)	(344,761)
Net overbilling	$(5,527)	$(11,773)
The above is reflected in the accompanying consolidated balance sheets as follows:
Costs and estimated earnings in excess of billings on uncompleted contracts	$20,745	$12,896
Billings in excess of costs and estimated earnings on uncompleted contracts	(26,272)	(24,669)
Net overbilling	$(5,527)	$(11,773)

Schedule Of Costs And Estimated Earnings In Excess Of Billings On Uncompleted Contracts [Table Text Block]
The current estimated net realizable value on such items as recorded in costs and estimated earnings in excess of billings on uncompleted contracts in the consolidated balance sheets is listed below:

	December 31
	2015	2014
Gross amount of unresolved change orders and claims	$5,658	$3,701
Valuation allowance	—	—
Net amount of unresolved change orders and claims	$5,658	$3,701